Segment Information (Tables)	12 Months Ended
Dec. 31, 2022
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Financial Information of Operating Segments

	For the year ended 31 December 2022
	Life	Health	Accident	Others	Elimination	Total
	RMB million
Revenues
Gross written premiums	485,642	115,329	14,219	—	—	615,190

- Term life	2,322	—	—	—	—
- Whole life	78,247	—	—	—	—
- Endowment	137,467	—	—	—	—
- Annuity	267,606	—	—	—	—

Net premiums earned	484,504	108,791	14,530	—	—	607,825
Investment income	165,523	11,426	425	9,255	—	186,629
Net realised gains on financial assets	11,739	799	30	139	—	12,707
Net fair value gains through profit or loss	(7,522)	(512)	(19)	(4,103)	—	(12,156)
Other income	1,270	80	—	11,366	(3,333)	9,383

Including: inter-segment revenue	—	—	—	3,333	(3,333)	—

Segment revenues	655,514	120,584	14,966	16,657	(3,333)	804,388

Benefits, claims and expenses
Insurance benefits and claims expenses
Life insurance death and other benefits	(112,471)	(6,858)	(40)	—	—	(119,369)
Accident and health claims and claim adjustment expenses	—	(46,215)	(5,096)	—	—	(51,311)
Increase in insurance contract liabilities	(424,860)	(36,123)	(315)	—	—	(461,298)
Investment contract benefits	(12,887)	(453)	—	—	—	(13,340)
Policyholder dividends resulting from participation in profits	(20,566)	(119)	—	—	—	(20,685)
Underwriting and policy acquisition costs	(37,722)	(11,378)	(4,165)	(1,512)	—	(54,777)
Finance costs	(3,794)	(258)	(11)	(800)	—	(4,863)
Administrative expenses	(24,398)	(9,151)	(2,639)	(3,686)	—	(39,874)
Statutory insurance fund contribution	(888)	(330)	(96)	—	—	(1,314)
Other expenses	(8,345)	(1,428)	(335)	(7,219)	3,333	(13,994)

Including: inter-segment expenses	(3,113)	(212)	(8)	—	3,333	—

Segment benefits, claims and expenses	(645,931)	(112,313)	(12,697)	(13,217)	3,333	(780,825)

Net gains on investments of associates and joint ventures	—	—	—	484	—	484

Including: share of profit of associates and joint ventures	—	—	—	3,628	—	3,628

Segment results	9,583	8,271	2,269	3,924	—	24,047

Income tax						9,467

Net profit						33,514

Attributable to
- Equity holders of the Company						32,082
- Non-controlling interests						1,432
Other comprehensive income attributable to equity holders of the Company	(48,816)	(3,322)	(125)	(2,889)	—	(55,152)
Depreciation and amortisation	3,111	1,156	335	689	—	5,291

	As at 31 December 2022
	Life	Health	Accident	Others	Elimination	Total
	RMB million
Assets
Financial assets	4,251,305	280,667	10,274	302,044	—	4,844,290
Others	8,871	16,427	806	261,179	—	287,283

Segment assets	4,260,176	297,094	11,080	563,223	—	5,131,573

Unallocated
Property, plant and equipment						54,559
Others						65,856

Total						5,251,988

Liabilities
Insurance contracts	3,605,769	265,369	9,022	—	—	3,880,160
Investment contracts	355,750	18,999	—	—	—	374,749
Securities sold under agreements to repurchase	131,317	8,937	337	8,367	—	148,958
Others	91,682	5,614	398	16,118	—	113,812

Segment liabilities	4,184,518	298,919	9,757	24,485	—	4,517,679

Unallocated
Others						289,188

Total						4,806,867

	For the year ended 31 December 2021
	Life	Health	Accident	Others	Elimination	Total
	RMB million
Revenues
Gross written premiums	481,311	120,609	16,407	—	—	618,327

- Term life	2,501	—	—	—	—
- Whole life	69,923	—	—	—	—
- Endowment	97,791	—	—	—	—
- Annuity	311,096	—	—	—	—

Net premiums earned	480,214	114,549	16,488	—	—	611,251
Investment income	160,204	10,831	496	6,856	—	178,387
Net realised gains on financial assets	18,768	1,256	58	262	—	20,344
Net fair value gains through profit or loss	2,795	187	9	1,952	—	4,943
Other income	1,228	85	—	11,829	(3,134)	10,008

Including: inter-segment revenue	—	—	—	3,134	(3,134)	—

Segment revenues	663,209	126,908	17,051	20,899	(3,134)	824,933

Benefits, claims and expenses
Insurance benefits and claims expenses
Life insurance death and other benefits	(114,657)	(6,656)	(41)	—	—	(121,354)
Accident and health claims and claim adjustment expenses	—	(48,076)	(6,954)	—	—	(55,030)
Increase in insurance contract liabilities	(413,206)	(28,956)	(208)	—	—	(442,370)
Investment contract benefits	(10,223)	(405)	—	—	—	(10,628)
Policyholder dividends resulting from participation in profits	(26,367)	(144)	—	—	—	(26,511)
Underwriting and policy acquisition costs	(38,290)	(21,021)	(4,835)	(1,598)	—	(65,744)
Finance costs	(4,608)	(308)	(14)	(668)	—	(5,598)
Administrative expenses	(23,339)	(11,069)	(2,948)	(3,511)	—	(40,867)
Statutory insurance fund contribution	(787)	(367)	(99)	—	—	(1,253)
Other expenses	(8,961)	(1,307)	(270)	(8,162)	3,134	(15,566)

Including: inter-segment expenses	(2,929)	(196)	(9)	—	3,134	—

Segment benefits, claims and expenses	(640,438)	(118,309)	(15,369)	(13,939)	3,134	(784,921)

Net gains on investments of associates and joint ventures	—	—	—	10,328	—	10,328

Including: share of profit of associates and joint ventures	—	—	—	10,328	—	10,328

Segment results	22,771	8,599	1,682	17,288	—	50,340

Income tax						1,917

Net profit						52,257

Attributable to
- Equity holders of the Company						50,766
- Non-controlling interests						1,491
Other comprehensive income attributable to equity holders of the Company	(5,290)	(354)	(16)	1,097	—	(4,563)
Depreciation and amortisation	2,919	1,359	368	682	—	5,328

	As at 31 December 2021
	Life	Health	Accident	Others	Elimination	Total
	RMB million
Assets
Financial assets	4,001,202	259,618	11,668	223,843	—	4,496,331
Others	9,893	16,044	569	257,953	—	284,459

Segment assets	4,011,095	275,662	12,237	481,796	—	4,780,790

Unallocated
Property, plant and equipment						55,632
Others						56,058

Total						4,892,480

Liabilities
Insurance contracts	3,180,931	228,899	10,069	—	—	3,419,899
Investment contracts	296,104	17,490	—	—	—	313,594
Securities sold under agreements to repurchase	217,288	14,536	672	6,950	—	239,446
Others	87,371	5,276	379	22,638	—	115,664

Segment liabilities	3,781,694	266,201	11,120	29,588	—	4,088,603

Unallocated
Others						316,743

Total						4,405,346

	For the year ended 31 December 2020
	Life	Health	Accident	Others	Elimination	Total
	RMB million
Revenues
Gross written premiums	480,593	115,089	16,583	—	—	612,265

- Term life	2,674	—	—	—	—
- Whole life	73,747	—	—	—	—
- Endowment	109,275	—	—	—	—
- Annuity	294,897	—	—	—	—

Net premiums earned	479,600	109,091	15,975	—	—	604,666
Investment income	140,963	9,202	462	3,870	—	154,497
Net realised gains on financial assets	13,523	877	44	139	—	14,583
Net fair value gains through profit or loss	17,727	1,148	58	2,967	—	21,900
Other income	1,284	75	—	10,492	(2,448)	9,403

Including: inter-segment revenue	—	—	—	2,448	(2,448)	—

Segment revenues	653,097	120,393	16,539	17,468	(2,448)	805,049

Benefits, claims and expenses
Insurance benefits and claims expenses
Life insurance death and other benefits	(108,862)	(4,714)	(33)	—	—	(113,609)
Accident and health claims and claim adjustment expenses	—	(44,987)	(7,408)	—	—	(52,395)
Increase in insurance contract liabilities	(382,132)	(32,445)	(220)	—	—	(414,797)
Investment contract benefits	(9,494)	(352)	—	—	—	(9,846)
Policyholder dividends resulting from participation in profits	(28,129)	(150)	—	—	—	(28,279)
Underwriting and policy acquisition costs	(60,841)	(15,921)	(5,315)	(2,284)	—	(84,361)
Finance costs	(2,798)	(183)	(7)	(759)	—	(3,747)
Administrative expenses	(23,360)	(8,677)	(2,649)	(3,046)	—	(37,732)
Statutory insurance fund contribution	(833)	(302)	(94)	—	—	(1,229)
Other expenses	(8,575)	(1,051)	(241)	(4,861)	2,448	(12,280)

Including: inter-segment expenses	(2,292)	(148)	(8)	—	2,448	—

Segment benefits, claims and expenses	(625,024)	(108,782)	(15,967)	(10,950)	2,448	(758,275)

Net gains on investments of associates and joint ventures	—	—	—	7,666	—	7,666

Including: share of profit of associates and joint ventures	—	—	—	8,336	—	8,336

Segment results	28,073	11,611	572	14,184	—	54,440

Income tax						(3,103)

Net profit						51,337

Attributable to
- Equity holders of the Company						50,221
- Non-controlling interests						1,116
Other comprehensive income attributable to equity holders of the Company	23,685	1,534	78	402	—	25,699
Depreciation and amortisation	3,086	1,118	351	609	—	5,164

	As at 31 December 2020
	Life	Health	Accident	Others	Elimination	Total
	RMB million
Assets
Financial assets	3,537,020	222,559	10,964	117,327	—	3,887,870
Others	10,076	14,939	675	239,584	—	265,274

Segment assets	3,547,096	237,498	11,639	356,911	—	4,153,144

Unallocated
Property, plant and equipment						53,616
Others						46,784

Total						4,253,544

Liabilities
Insurance contracts	2,767,642	195,487	10,096	—	—	2,973,225
Investment contracts	271,757	16,455	—	—	—	288,212
Securities sold under agreements to repurchase	109,156	7,070	358	5,665	—	122,249
Others	84,668	6,013	370	23,720	—	114,771

Segment liabilities	3,233,223	225,025	10,824	29,385	—	3,498,457

Unallocated
Others						297,519

Total						3,795,976